Income Taxes (Income Tax Benefit (Expense)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Current	$ 0	¥ 0	¥ 0	¥ (2)
Deferred	937	6,115	(2,325)	(3,616)
Total	$ 937	¥ 6,115	¥ (2,325)	¥ (3,618)